Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (183,619)	$ (250,863)	$ (183,533)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	18,078	22,249	9,901
Amortization and impairment of internal-use software	2,168	1,040
Stock-based compensation expense	88,425	44,838	37,491
Gain on sale of property and equipment	57	6
Gain on lease termination	(876)
Impairment of long-lived assets	0	33,213	0
Changes in operating assets and liabilities:
Accounts receivable (related party amounts of $0, $2,000 and $(2,000) for the years ended March 31, 2021, 2020 and 2019, respectively)	3,912	4,207	(3,889)
Inventories	7,884	(440)	12,524
Deferred cost of revenue	1,163	7,184	5,720
Prepaid expenses and other current assets	2,126	3,379	(2,397)
Operating lease right-of-use assets	10,288	14,557	6,317
Other assets	573	480	330
Accounts payable (related party amounts of $191, $4,231 and $0 for the years ended March 31, 2021, 2020 and 2019, respectively)	137	(29,809)	5,329
Accrued expenses and other current liabilities (related party amounts of $3,517, $(2,599) and $6,147 for the years ended March 31, 2021, 2020 and 2019, respectively)	82	4,916	2,999
Deferred revenue (related party amounts of $(14,917), $251 and $44,805 for the years ended March 31, 2021, 2020 and 2019, respectively)	(16,210)	(35,333)	15,461
Operating lease liabilities	(8,528)	(5,431)	(4,370)
Other liabilities	88	41
Net cash used in operating activities	(74,252)	(185,766)	(98,117)
Cash flows from investing activities:
Purchases of property and equipment	(4,054)	(68,371)	(27,400)
Proceeds from sale of property and equipment	838	765
Capitalized internal-use software costs	(3,320)	(5,217)	(440)
Net cash used in investing activities	(6,536)	(72,823)	(27,840)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred stock (related party amounts of $0, $0 and $272,680 for the year ended March 31, 2021, 2020 and 2019, respectively)	82,500		272,680
Payments for issuance costs of redeemable convertible preferred stock	(232)		(394)
Proceeds from exercise of stock options (related party amounts of $67,359, $0 and $67,850 for the years ended March 31, 2021, 2020 and 2019, respectively)	76,151	8,830	72,162
Payments of deferred offering costs	(3,084)
Net cash provided by financing activities	155,335	8,830	344,448
Net increase (decrease) in cash and restricted cash	74,547	(249,759)	218,491
Cash and restricted cash—beginning of period	216,315	466,074	247,583
Cash and restricted cash—end of period	290,862	216,315	466,074
Supplemental disclosures of non-cash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable and accrued expenses	535	3,221	8,644
Stock-based compensation capitalized for internal-use software costs	637	792	70
Vesting of related party early exercised stock options	91,046	16,962	5,654
Deferred offering costs during the period included in accounts payable and accrued expenses	887
Reconciliation of cash and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash	282,489	207,942	452,747
Restricted cash, current	1,399	1,399	6,353
Restricted cash, noncurrent	6,974	6,974	6,974
Total cash and restricted cash	$ 290,862	$ 216,315	$ 466,074